John Hancock
Financial Opportunities Fund
Quarterly portfolio holdings 9/30/19

Fund’s investments
As of 9-30-19 (unaudited)
	Shares	Value
Common stocks 114.3% (95.5% of Total investments)		$703,590,161
(Cost $429,064,491)
Financials 112.0%
Banks 99.6%
1st Source Corp.	121,706	5,565,615
American Business Bank (A)	21,548	735,002
American National Bankshares, Inc.	93,258	3,307,861
American River Bankshares	21,718	295,365
American Riviera Bank (A)	186,611	3,331,006
Ameris Bancorp	306,471	12,332,393
Atlantic Capital Bancshares, Inc. (A)	202,690	3,514,645
Atlantic Union Bankshares Corp.	252,536	9,405,703
Avidbank Holdings, Inc. (A)	200,000	4,800,000
Bank of America Corp. (B)	551,669	16,092,185
Bank of Commerce Holdings	79,361	864,241
Bank of Marin Bancorp	117,462	4,873,498
Bar Harbor Bankshares	129,698	3,233,371
Baycom Corp. (A)	79,604	1,807,807
Berkshire Hills Bancorp, Inc.	241,309	7,067,941
BOK Financial Corp.	39,621	3,136,002
Bryn Mawr Bank Corp.	80,000	2,920,800
Business First Bancshares, Inc.	54,269	1,324,164
Cadence BanCorp (B)(C)	286,424	5,023,877
California Bancorp, Inc. (A)	19,085	347,967
California Bancorp, Inc. (A)	21,059	393,803
Cambridge Bancorp	11,927	894,644
Camden National Corp.	55,164	2,389,704
Carolina Financial Corp. (B)(C)	70,982	2,522,700
Carolina Trust Bancshares, Inc. (A)	325,000	3,409,250
CenterState Bank Corp.	117,392	2,815,647
Centric Financial Corp. (A)	275,000	2,600,813
Citigroup, Inc. (B)	247,747	17,114,363
Citizens Community Bancorp, Inc.	107,710	1,184,810
Citizens Financial Group, Inc.	503,303	17,801,827
City Holding Company	39,363	3,001,429
Civista Bancshares, Inc.	127,682	2,774,530
Coastal Financial Corp. (A)	124,054	1,874,456
Columbia Banking System, Inc. (B)(C)	183,487	6,770,670
Comerica, Inc.	176,778	11,665,580
Communities First Financial Corp. (A)	115,523	2,859,194
County Bancorp, Inc.	62,184	1,220,050
Cullen/Frost Bankers, Inc. (B)(C)	178,964	15,847,262
DNB Financial Corp.	78,515	3,494,703
Eagle Bancorp Montana, Inc.	82,912	1,450,960
East West Bancorp, Inc. (B)	36,530	1,617,914
Equity Bancshares, Inc., Class A (A)	130,915	3,509,831
Evans Bancorp, Inc.	69,760	2,609,024
Fifth Third Bancorp	579,289	15,860,933
First Bancorp, Inc.	266,499	7,326,058
First Business Financial Services, Inc.	60,700	1,461,656
First Citizens BancShares, Inc., Class A	15,038	7,091,169
First Community Corp.	136,228	2,653,721
First Financial Bancorp (B)(C)	403,431	9,873,974
First Hawaiian, Inc.	333,930	8,915,931
2	JOHN HANCOCK FINANCIAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Financials (continued)
Banks (continued)
First Horizon National Corp. (B)	108,740	$1,761,588
First Merchants Corp.	118,683	4,466,635
First Mid Bancshares, Inc.	28,496	986,532
Flushing Financial Corp.	139,050	2,809,505
FNB Corp.	624,591	7,201,534
German American Bancorp, Inc.	139,432	4,468,796
Glacier Bancorp, Inc. (B)(C)	116,005	4,693,562
Great Southern Bancorp, Inc.	40,257	2,292,636
Great Western Bancorp, Inc.	149,171	4,922,643
Hancock Whitney Corp.	245,752	9,411,073
Heritage Commerce Corp.	371,642	4,368,652
Heritage Financial Corp.	189,099	5,098,109
Horizon Bancorp, Inc.	404,586	7,023,613
Howard Bancorp, Inc. (A)	156,530	2,612,486
Huntington Bancshares, Inc. (B)(C)	617,289	8,808,714
Independent Bank Corp. (MA)	157,197	11,734,756
Independent Bank Corp. (MI)	125,407	2,673,050
JPMorgan Chase & Co. (B)	178,633	21,023,318
KeyCorp (B)	827,532	14,763,171
Level One Bancorp, Inc.	68,719	1,657,502
M&T Bank Corp.	124,860	19,724,134
Mackinac Financial Corp.	72,333	1,118,268
MidWestOne Financial Group, Inc.	38,224	1,166,596
MutualFirst Financial, Inc.	100,539	3,168,989
Nicolet Bankshares, Inc. (A)	49,538	3,297,745
Northrim BanCorp, Inc.	99,739	3,956,646
Old National Bancorp (B)(C)	419,575	7,218,788
Old Second Bancorp, Inc.	271,961	3,323,363
Pacific Premier Bancorp, Inc. (B)(C)	272,448	8,497,653
PacWest Bancorp (B)(C)	201,725	7,330,687
Park National Corp.	61,973	5,875,660
Peoples Bancorp, Inc.	122,945	3,910,880
Pinnacle Financial Partners, Inc. (B)(C)	126,415	7,174,051
Presidio Bank (A)	59,875	1,745,955
Prime Meridian Holding Company	108,010	2,172,081
QCR Holdings, Inc.	70,803	2,689,098
Red River Bancshares, Inc. (A)	7,901	342,666
Regions Financial Corp. (B)	723,674	11,448,523
Renasant Corp.	185,399	6,490,819
Shore Bancshares, Inc.	183,579	2,828,952
South Atlantic Bancshares, Inc. (A)	265,755	3,300,677
Southern First Bancshares, Inc. (A)	131,586	5,243,702
Stock Yards Bancorp, Inc.	102,924	3,776,282
SunTrust Banks, Inc.	296,433	20,394,590
Synovus Financial Corp.	198,760	7,107,658
TCF Financial Corp.	258,153	9,827,885
The Community Financial Corp.	50,699	1,696,896
The First Bancshares, Inc.	210,000	6,783,000
The First of Long Island Corp.	57,322	1,304,076
The PNC Financial Services Group, Inc. (B)(C)	148,765	20,850,902
Towne Bank	35,298	981,461
TriCo Bancshares	202,536	7,352,057
U.S. Bancorp (B)	318,276	17,613,394
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FINANCIAL OPPORTUNITIES FUND	3

	Shares	Value
Financials (continued)
Banks (continued)
United Bancorporation of Alabama, Inc. (A)	150,000	$2,939,637
United Community Banks, Inc.	111,192	3,152,293
Washington Trust Bancorp, Inc.	123,905	5,985,851
Zions Bancorp NA (B)(C)	346,871	15,442,697
Capital markets 6.0%
Ares Management Corp., Class A	217,118	5,820,934
Golub Capital BDC, Inc.	84,878	1,599,102
KKR & Company, Inc., Class A (B)(C)	355,776	9,552,586
Oaktree Specialty Lending Corp.	837,762	4,339,607
The Blackstone Group, Inc., Class A (B)(C)	209,677	10,240,625
TPG Specialty Lending, Inc. (B)(C)	243,379	5,106,091
Diversified financial services 0.3%
Eurazeo SE	25,969	1,931,285
Insurance 0.2%
Assured Guaranty, Ltd. (B)	34,170	1,519,198
Thrifts and mortgage finance 5.9%
First Defiance Financial Corp.	221,030	6,402,134
OP Bancorp	135,370	1,323,919
Provident Financial Holdings, Inc.	97,339	2,019,784
Provident Financial Services, Inc.	155,989	3,826,410
Southern Missouri Bancorp, Inc.	112,188	4,087,009
United Community Financial Corp.	634,588	6,840,859
Westbury Bancorp, Inc. (A)	88,349	2,261,734
WSFS Financial Corp.	222,599	9,816,616
Information technology 0.6%
IT services 0.6%
EVERTEC, Inc.	114,659	3,579,654
Real estate 1.7%
Equity real estate investment trusts 1.7%
Park Hotels & Resorts, Inc. (B)(C)	50,154	1,252,345
Plymouth Industrial REIT, Inc. (B)(C)	179,294	3,284,666

Simon Property Group, Inc. (B)	37,180	5,787,067
Preferred securities 3.3% (2.8% of Total investments)		$20,535,829
(Cost $18,041,000)
Financials 2.4%		14,935,536
Banks 1.2%
GMAC Capital Trust I (3 month LIBOR + 5.785%), 7.943% (D)	135,075	3,540,316
SB Financial Group, Inc., 6.500%	250,000	4,130,080
Capital markets 0.5%
JMP Group, Inc., 8.000%	44,798	1,120,846
Tectonic Financial, Inc. (9.000% to 5-15-24, then 3 month LIBOR + 6.720%)	186,840	1,933,794
Mortgage real estate investment trusts 0.7%
Invesco Mortgage Capital, Inc. (7.750% to 12-27-24, then 3 month LIBOR + 5.180%)	150,000	4,210,500
Real estate 0.9%		5,600,293
Equity real estate investment trusts 0.9%
Bluerock Residential Growth REIT, Inc., 8.250%	84,140	2,231,393
Sotherly Hotels, Inc., 8.000%	60,000	1,527,000
Sotherly Hotels, Inc., 8.250%	70,625	1,841,900

4	JOHN HANCOCK FINANCIAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 1.3% (1.1% of Total investments)				$8,202,492
(Cost $8,000,000)
Financials 1.3%				8,202,492
Banks 1.3%
Avidbank Holdings, Inc. (6.875% to 11-15-20, then 3 month LIBOR + 5.367%) (E)	6.875	11-15-25	3,000,000	3,060,830

Northeast Bank (6.750% to 7-1-21, then 3 month LIBOR + 5.570%) (E)	6.750	07-01-26	5,000,000	5,141,662
Convertible bonds 0.6% (0.5% of Total investments)				$3,618,079
(Cost $3,390,000)
Financials 0.6%				3,618,079
Insurance 0.6%

AXA SA (B)(E)	7.250	05-15-21	3,390,000	3,618,079
Certificate of deposit 0.0% (0.0% of Total investments)				$79,285
(Cost $79,285)
Country Bank for Savings	1.140	08-27-20	2,056	2,056
Eastern Savings Bank FSB	0.200	04-22-21	1,954	1,954
First Bank Richmond NA	0.990	12-05-19	21,010	21,010
First Federal of Northern Michigan	0.100	01-07-20	3,048	3,048
First National Bank	0.400	12-17-20	1,354	1,354
Home National Bank	1.739	11-04-21	18,927	18,927
Hudson United Bank	0.800	04-23-21	2,224	2,224
Machias Savings Bank	0.500	05-29-20	1,996	1,996
Milford Federal Bank	0.300	10-24-19	2,049	2,049
Mount Washington Co-operative Bank	0.650	10-31-19	1,924	1,924
Mt. McKinley Bank	0.500	12-03-20	1,717	1,717
MutualOne Bank	2.020	09-09-21	4,097	4,097
Newburyport Five Cents Savings Bank	0.700	10-19-20	2,122	2,122
Newtown Savings Bank	0.450	06-01-20	1,973	1,973
Rosedale Federal Savings & Loan Association	0.500	06-01-20	2,030	2,030
Salem Five Bancorp	0.250	12-17-19	1,739	1,739
Sunshine Federal Savings and Loan Association	0.500	05-10-21	2,066	2,066
The Milford Bank	0.250	06-10-21	1,923	1,923
U.S. Bancorp	0.600	05-04-21	5,076	5,076

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 0.2% (0.1% of Total investments)				$782,000
(Cost $782,000)
U.S. Government Agency 0.1%				616,000
Federal Home Loan Bank Discount Note	1.500	10-01-19	616,000	616,000

	Par value^	Value
Repurchase agreement 0.1%		166,000
Repurchase Agreement with State Street Corp. dated 9-30-19 at 0.800% to be repurchased at $166,004 on 10-1-19, collateralized by $170,000 U.S. Treasury Notes, 2.625% due 6-15-21 (valued at $173,932, including interest)	166,000	166,000

Total investments (Cost $459,356,776) 119.7%	$736,807,846
Other assets and liabilities, net (19.7%)	(121,182,079)
Total net assets 100.0%	$615,625,767

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
LIBOR	London Interbank Offered Rate
(A)	Non-income producing security.
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FINANCIAL OPPORTUNITIES FUND	5

(B)	All or a portion of this security is pledged as collateral pursuant to the Liquidity Agreement. Total collateral value at 9-30-19 was $155,722,005. A portion of the securities pledged as collateral were loaned pursuant to the Liquidity Agreement. The value of securities on loan amounted to $88,124,485.
(C)	All or a portion of this security is on loan as of 9-30-19, and is a component of the fund's leverage under the Liquidity Agreement.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(E)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
6	JOHN HANCOCK FINANCIAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

DERIVATIVES
SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	5,000,000	USD	Fixed 1.594%	3 month LIBOR(a)	Semi-Annual	Quarterly	Dec 2020	—	$(6,621)	$(6,621)
Centrally cleared	5,000,000	USD	Fixed 1.790%	3 month LIBOR(a)	Semi-Annual	Quarterly	Aug 2022	—	(30,568)	(30,568)
								—	$(37,189)	$(37,189)

(a)	At 9-30-19, the 3 month LIBOR was 2.085%.

Derivatives Currency Abbreviations
USD	U.S. Dollar

Derivatives Abbreviations
LIBOR	London Interbank Offered Rate
OTC	Over-the-counter
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FINANCIAL OPPORTUNITIES FUND	7

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of September 30, 2019, by major security category or type:
	Total value at 9-30-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Financials
Banks	$612,998,536	$604,938,038	$8,060,498	—
Capital markets	36,658,945	36,658,945	—	—
Diversified financial services	1,931,285	—	1,931,285	—
Insurance	1,519,198	1,519,198	—	—
Thrifts and mortgage finance	36,578,465	36,578,465	—	—
Information technology
IT services	3,579,654	3,579,654	—	—
Real estate
Equity real estate investment trusts	10,324,078	10,324,078	—	—
Preferred securities
Financials
Banks	7,670,396	3,540,316	4,130,080	—
Capital markets	3,054,640	1,120,846	1,933,794	—
Mortgage real estate investment trusts	4,210,500	4,210,500	—	—
Real estate
8	|

	Total value at 9-30-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
Equity real estate investment trusts	$5,600,293	$5,600,293	—	—
Corporate bonds	8,202,492	—	$8,202,492	—
Convertible bonds	3,618,079	—	3,618,079	—
Certificate of deposit	79,285	—	79,285	—
Short-term investments	782,000	—	782,000	—
Total investments in securities	$736,807,846	$708,070,333	$28,737,513	—
Derivatives:
Liabilities
Swap contracts	$(37,189)	—	$(37,189)	—
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
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